Schedule of third party and related party expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total	€ 2,040,390	€ 3,921,802
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	416,796	222,902
Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	911,246	3,124,970
Compensation [Member]
Related Party Transaction [Line Items]
Total	679,066	542,799
Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	17,589	27,892
Other [Member]
Related Party Transaction [Line Items]
Total	15,693	3,239
Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,407,865	2,857,643
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	113,498	150,402
Third Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	911,246	2,464,107
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	349,839	212,003
Third Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total	17,589	27,892
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	15,693	3,239
Related Parties [Member]
Related Party Transaction [Line Items]
Total	632,525	1,064,159
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	303,298	72,500
Related Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total		660,863
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	329,227	330,796
Related Parties [Member] | Travel And Entertainment [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total